Income tax payable (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfIncomeTaxExplanatoryLineItems [Line Items]
Income tax payable	€ 472	€ 426
Italian subsidiaries [Member]
DisclosureOfIncomeTaxExplanatoryLineItems [Line Items]
Income tax payable	174	97
Non Italian subsidiaries [Member]
DisclosureOfIncomeTaxExplanatoryLineItems [Line Items]
Income tax payable	€ 298	€ 329